SCHEDULE OF RSU’S TRANSACTIONS (Details) - RSU's [member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of RSU's, beginning balance	1,472,084	720,000
Number of RSU's, granted		1,308,250
Number of RSU's, Expiry		(91,667)
Number of RSU's, canceled	(85,414)
Number of RSU's, Exercise	(811,670)	(464,499)
Number of RSU's, ending balance	575,000	1,472,084